Schedule of Investments
January 31, 2025 (Unaudited)

LSV Global Managed Volatility Fund
	Shares	Value (000)
U.S. Common Stock (58.2%)
Communication Services (6.1%)
AT&T	4,900	$116
Comcast, Cl A	4,500	151
Electronic Arts	600	74
Fox	1,400	72
T-Mobile US	100	23
Verizon Communications	3,000	119
		555

Consumer Discretionary (2.9%)
eBay	1,900	128
H&R Block	1,700	94
Mattel*	2,300	43
		265

Consumer Staples (7.8%)
Altria Group	2,200	114
Archer-Daniels-Midland	800	41
Bunge Global	600	46
Campbell Soup	1,100	43
General Mills	1,300	78
Kellanova	400	33
Kraft Heinz	3,300	98
Kroger	2,100	129
Molson Coors Beverage, Cl B	2,500	136
WK Kellogg	475	8
		726

Energy (1.5%)
Chevron	300	45
ExxonMobil	900	96
		141

Financials (8.7%)
Bank of New York Mellon	1,500	129
Berkshire Hathaway, Cl B*	50	23
Employers Holdings	1,200	59
FS KKR Capital	2,200	51
Golub Capital BDC	3,200	50
Hartford Financial Services Group	900	100
MGIC Investment	3,200	82
New Mountain Finance	3,500	41
Oaktree Specialty Lending	1,600	26
Old Republic International	3,000	111
Unum Group	1,000	76
Western Union	5,800	60
		808

Health Care (11.4%)
Bristol-Myers Squibb	3,400	199
Cardinal Health	500	61
CVS Health	1,200	68
Exelixis*	1,400	46

LSV Global Managed Volatility Fund
	Shares	Value (000)
Health Care (continued)
Gilead Sciences	1,400	$137
Incyte*	700	52
Jazz Pharmaceuticals*	900	112
Johnson & Johnson	1,200	183
McKesson	80	48
Merck	400	40
Pfizer	1,600	42
United Therapeutics*	200	70
		1,058

Industrials (4.3%)
Allison Transmission Holdings	1,000	118
CSG Systems International	800	48
Cummins	200	71
Lockheed Martin	200	93
Science Applications International	300	32
Snap-on	100	36
		398

Information Technology (11.8%)
Amdocs	1,600	141
Arrow Electronics*	800	94
Avnet	900	46
Cisco Systems	1,900	115
Cognizant Technology Solutions, Cl A	600	50
Dropbox, Cl A*	2,400	77
Gen Digital	2,600	70
Hewlett Packard Enterprise	4,300	91
HP	4,000	130
International Business Machines	700	178
Progress Software	800	46
TD SYNNEX	400	57
		1,095

Materials (2.0%)
Berry Global Group	900	61
Glatfelter*	248	5
Graphic Packaging Holding	600	16
NewMarket	140	70
Sonoco Products	700	34
		186

Utilities (1.7%)
Entergy	600	49
Evergy	700	45
National Fuel Gas	900	63
		157

TOTAL U.S. COMMON STOCK
(Cost $4,917)		5,389

Schedule of Investments
January 31, 2025 (Unaudited)

LSV Global Managed Volatility Fund
	Shares	Value (000)
Foreign Common Stock (40.2%)
Australia (0.8%)
AGL Energy	10,200	$73

Austria (0.8%)
ANDRITZ	500	28
UNIQA Insurance Group	5,300	45
		73

Belgium (1.0%)
Ageas	1,000	51
Colruyt Group NorthV	1,100	41
		92

Brazil (0.5%)
Telefonica Brasil	5,200	46

Canada (2.1%)
Canadian Imperial Bank of Commerce	1,000	63
Canadian Tire, Cl A	400	45
Loblaw	400	50
Stella-Jones	700	34
		192

China (3.6%)
Bank of China, Cl H	224,000	116
Bank of Communications, Cl H	63,000	51
China Shenhua Energy, Cl H	7,500	30
CRRC	78,000	49
People's Insurance Group of China, Cl H	92,000	47
PetroChina, Cl H	52,000	40
		333

Denmark (0.4%)
Scandinavian Tobacco Group	2,400	35

France (3.1%)
Bouygues	900	29
Carrefour	2,800	40
Cie Generale des Etablissements Michelin SCA	900	31
Orange	3,200	34
Sanofi	400	43
Societe BIC	800	53

LSV Global Managed Volatility Fund
	Shares	Value (000)
France (continued)
TotalEnergies	1,000	$58
		288

Germany (0.5%)
Deutsche Telekom	1,300	44

Hong Kong (0.3%)
VTech Holdings	4,000	26

Hungary (0.9%)
Magyar Telekom Telecommunications	24,100	85

Isarel (0.7%)
Check Point Software Technologies*	300	65

Italy (0.5%)
Eni	3,100	44

Japan (6.3%)
AEON REIT Investment‡	40	32
Brother Industries	2,900	51
Canon	3,000	97
Citizen Watch	6,900	42
Fukuoka REIT‡	40	38
Honda Motor	8,000	76
Japan Post Holdings	4,600	48
Japan Post Insurance	1,900	37
Mitsubishi Shokuhin	1,000	32
Mizuho Financial Group	1,300	36
NIPPON EXPRESS HOLDINGS INC	2,400	39
Yamaguchi Financial Group	6,000	67
		595

Malaysia (1.3%)
AMMB Holdings	54,000	69
RHB Bank	35,700	51
		120

Netherlands (1.3%)
Koninklijke Ahold Delhaize	1,300	46
Shell	2,400	79
		125

Schedule of Investments
January 31, 2025 (Unaudited)

LSV Global Managed Volatility Fund
	Shares	Value (000)
Norway (0.4%)
Orkla	3,600	$33

Portugal (0.7%)
Navigator	10,100	37
REN - Redes Energeticas Nacionais SGPS	9,910	24
		61

Russia (–%)
LUKOIL PJSC(A),(B)	1,300	—

Singapore (2.0%)
DBS Group Holdings	1,780	58
Jardine Cycle & Carriage	2,500	51
United Overseas Bank	2,800	77
		186

South Korea (3.0%)
Industrial Bank of Korea	3,100	33
Kia	400	28
KT	800	26
KT&G	500	38
Samsung Card	1,200	35
Samsung Fire & Marine Insurance	50	13
SK Telecom	2,700	103
		276

Spain (1.6%)
Endesa	1,300	29
Indra Sistemas	1,800	34
Logista Integral	1,600	49
Repsol	3,100	36
		148

Sweden (0.6%)
Swedbank	2,400	52

Switzerland (1.6%)
Novartis	800	84
Sandoz Group	360	17
Valiant Holding	400	47
		148

Taiwan (0.9%)
Chicony Electronics	7,000	32
Hon Hai Precision Industry	5,000	27

LSV Global Managed Volatility Fund
	Shares	Value (000)
Taiwan (continued)
Powertech Technology	8,000	$28
		87

Thailand (1.5%)
Kiatnakin Phatra Bank	27,300	42
Krung Thai Bank	145,600	99
		141

United Kingdom (3.8%)
BAE Systems	900	14
British American Tobacco	1,300	52
BT Group, Cl A	19,500	34
Frasers Group*	3,800	30
GSK	1,600	28
HSBC Holdings	7,200	74
Imperial Brands	1,900	64
Tesco	12,200	56
		352

TOTAL FOREIGN COMMON STOCK
(Cost $3,318)		3,720

Warrants (0.0%)*
Thailand (0.0%)
Kiatnakin Phatra Bank 01/03/2027*	2,275	—

TOTAL WARRANTS
(Cost $–)		—

Schedule of Investments
January 31, 2025 (Unaudited)

LSV Global Managed Volatility Fund
	Face Amount (000)	Value (000)
Repurchase Agreement (0.4%)
South Street Securities
4.000%, dated 01/31/2025, to be repurchased on 02/03/2025, repurchase price $36 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $33, 0.500% - 4.875%, 02/28/2026 – 11/15/2048; total market value $36)	$36	$36

TOTAL REPURCHASE AGREEMENT
(Cost $36)		36

Total Investments – 98.8%
(Cost $8,271)		$9,145

Percentages are based on Net Assets of $9,258 (000).

*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	Security is Fair Valued.
(B)	Level 3 security in accordance with fair value hierarchy.

BDC — Business Development Conpany
Cl — Class
PJSC — Public Joint Stock Company
REIT — Real Estate Investment Trust

Amounts designated as “—“ are $0 or have been rounded to $0.

LSV-QH-005-2200

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